SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 19- SUBSEQUENT EVENT

On April 13, 2022, the Company and 15 Shareholders entered into that certain Share Exchange Agreement (the “Share Exchange Agreement”), pursuant to which Company and the 15 Shareholders have cancelled 120,418,995 shares of Common Stock (“Cancellation Shares”). Upon completion of the transaction, the outstanding shares of the Company’s Common Stock has been decreased from 305,451,498 shares to 185,032,503 shares as of May 23, 2022.